Leases (Details Narrative) - USD ($)	3 Months Ended
	Oct. 31, 2022	Oct. 17, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Operating lease right of use asset	$ 3,931,083	$ 363,000	$ 120,000	$ 4,665,515	$ 5,445,744
Operating lease liability	$ 4,492,467	$ 363,000	$ 120,000	$ 5,238,207	$ 6,083,690
Lessee operating lease residual value guarantee description	less than a year to four years
Minimum [Member]
Remaining lease term				1 year
Maximum [Member]
Remaining lease term				5 years